United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Six months ended 09/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2017

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	85.8%
Corporate Debt Securities	1.4%
Asset-Backed Security	0.7%
Cash Equivalents[2]	9.3%
Other Assets and Liabilities—Net[3]	2.8%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	ASSET-BACKED SECURITY—0.7%
		Services - Airlines—0.7%
$3,694,444	[2]	KAL ABS Cayman Ltd. 17, Class A, 4.23660%, (1-month USLIBOR +3.000%), 4/27/2019 (IDENTIFIED COST $3,633,950)	6/10/2016	$3,587,306	$3,664,889
		CORPORATE BONDS—1.4%
		Energy - Exploration & Production—0.4%
4,391,262	[3,4,5,6]	Afren PLC, Series REGS, 11.50000%, 2/1/2016			0
2,160,720		Dolphin Energy Ltd., Series REGS, 5.88800%, 6/15/2019			2,241,643
		TOTAL			2,241,643
		Supranational—1.0%
5,000,000		African Export-Import Bank, 3.87500%, 6/4/2018			5,044,360
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,944,715)			7,286,003
	[1]	TRADE FINANCE AGREEMENTS—85.8%
		Basic Industry - Chemicals—0.3%
1,538,462	[2]	Eurochem II, 3.11722%, (3-month USLIBOR +1.800%), 9/10/2018	10/21/2013	1,518,244	1,527,692
		Basic Industry - Metals/Mining Excluding Steel—5.6%
2,299,362	[3,4,5]	Discovery Copper, 5.28080%, 3/1/2015	9/29/2011 - 9/22/2015	2,294,479	690,959
6,434,382	[2,5]	Just Group LLC, 10.28000%, (1-month USLIBOR +9.000%), 12/31/2015	1/06/2012 - 9/21/2017	6,430,658	2,419,328
1,771,359	[2]	Kazakhmys II, 3.08500%, (1-month USLIBOR +4.500%), 12/31/2018	12/1/2014	1,762,502	1,756,302
5,230,565	[2]	Mechel Kuzbass III, 8.58867%, (1-month USLIBOR +7.500%), 1/31/2021	7/26/2012 - 9/08/2017	5,230,565	3,112,186
5,216,303	[2]	Mechel Yakutugol III, 8.58867%, (1-month USLIBOR +7.500%), 1/31/2021	7/26/2012 - 9/08/2017	5,216,303	3,103,700
7,000,000	[2]	Nexans SA, 2.30360%, (3-month USLIBOR +1.000%), 11/17/2017	7/17/2017	6,945,167	6,958,000
4,068,323	[2]	Suek Tranche B, 4.21556%, (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 - 9/20/2017	4,068,323	4,054,084
7,500,000	[2]	Trafigura, 2.39667%, (1-month USLIBOR +1.200%), 3/31/2018	11/30/2015 - 12/01/2016	7,500,000	7,503,750
		TOTAL			29,598,309
		Capital Goods - Aerospace & Defense—1.7%
4,263,513	[2]	Alafco, 3.31611%, (3-month USLIBOR +2.000%), 2/14/2019	8/11/2016	4,246,886	4,254,987
2,400,000	[2]	Biman, 6.81167%, (3-month USLIBOR +5.500%), 2/6/2019	2/05/2014 - 11/05/2015	2,167,726	2,398,800
2,291,667	[2]	TAAG Angola Airlines, 6.27389%, (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	2,256,719	2,288,229
		TOTAL			8,942,016
		Consumer Cyclical - Apparel/Textiles—1.9%
2,255,400	[2]	Defacto, 5.22722%, (1-month USLIBOR +4.000%), 5/30/2019	3/30/2016	2,239,612	2,248,634
4,490,000	[2]	PT Delta Dunia Sandang Tekstil, 6.01000%, (3-month USLIBOR +5.500%), 10/10/2021	10/6/2016	4,449,590	4,485,510
3,250,000	[2]	PTDELTA Merlin 2, 6.61727%, (3-month USLIBOR +5.320%), 6/30/2020	10/7/2015	3,250,000	3,241,875
		TOTAL			9,976,019
		Consumer Non-Cyclical - Beverage—1.1%
1,200,000	[2]	Carcafe Ltd., 2.39000%, (3-month USLIBOR +1.100%), 10/3/2017	7/11/2017	1,200,000	1,197,600
3,115,000	[2]	Khmer Brewery, 6.83278%, (3-month USLIBOR +5.500%), 9/30/2019	4/07/2016 - 8/14/2017	3,115,000	3,115,000
1,335,000	[2]	Khmer Brewery, 6.83278%, (3-month USLIBOR +5.500%), 9/30/2019	4/07/2016 - 8/14/2017	3,115,000	1,329,660
		TOTAL			5,642,260
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Non-Cyclical - Tobacco—0.7%
$4,966,716	[3,4,5,6]	LTAM PM, 4.58000%, 3/1/2017	2/25/2016	$4,744,008	$248,336
4,988,493	[3,4,5,6]	LTAM RJ, 4.58000%, 4/3/2017	2/25/2016	4,745,778	249,424
3,300,000	[2]	Premium Tobacco Brazil Holdings Ltd., 5.18200%, (3-month USLIBOR +4.000%), 2/28/2018	5/10/2017 - 8/14/2017	3,300,000	3,291,750
		TOTAL			3,789,510
		Consumer Non-Cyclical/Food-Wholesale—8.5%
3,000,000	[2]	Agrofertil, 3.13830%, (12-month USLIBOR +1.500%), 7/16/2018	9/8/2017	2,925,038	2,931,000
640,004		Banacol, 1.75000%, 6/28/2025	1/2/2013	625,198	600,964
4,490,931	[2]	Export Trade FBN, 4.92889%, (6-month USLIBOR +4.000%), 7/17/2018	11/30/2015	4,490,931	4,490,931
1,100,864	[4,5]	GVO, 5.23710%,1/22/2022	4/13/2011	1,105,045	1,100,864
6,000,000	[2]	Louis Dreyfus II, 4.29656%, (3-month USLIBOR +2.850%), 6/28/2019	9/7/2016	5,970,000	5,976,000
4,167,674	[2]	Metl Group, 4.13444%, (3-month USLIBOR +2.900%), 2/16/2019	3/14/2017 - 9/29/2017	4,167,674	4,157,255
5,000,000	[2]	Molino Canuelas, 6.42600%, (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,950,000	5,012,500
6,000,000	[2]	Olam Nigeria, 2.37110%, (3-month USLIBOR +1.050%), 12/15/2017	9/15/2017	6,000,000	5,997,000
6,364,361		PT Angel, 3.82500%, 2/22/2019	7/19/2017 - 9/19/2017	6,364,361	6,367,543
2,571,429	[3,4,5]	REI Agro Ltd., 7.31389%, 10/31/2014	10/31/2012 - 11/03/2014	2,571,429	772,714
1,111,500	[2,4,6]	Seara, 5.84440%, (3-month USLIBOR +4.850%), 12/15/2017	11/14/2014 - 12/08/2014	1,105,943	889,200
1,818,182	[2]	Tiryaki Agro, 5.41044%, (6-month USLIBOR +4.000%), 4/15/2019	3/24/2014	1,725,253	1,816,364
4,642,857	[2]	Vicentin SIAC, 7.15850%, (3-month USLIBOR +6.000%), 10/15/2018	10/26/2015 - 11/05/2015	4,642,857	4,635,893
		TOTAL			44,748,228
		Energy - Exploration & Production—10.8%
109,160	[3,4]	Circle Petro, 6.90000%, 6/11/2018	11/7/2014	106,248	49,231
4,500,000	[2]	EGPC African Export-Import Bank (Afreximbank), 6.92389%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	4,500,000	4,488,750
1,708,239	[2]	EGPC, 4.57111%, (3-month USLIBOR +3.250%), 6/14/2018	5/27/2015	1,711,329	1,710,801
3,342,464	[2]	EMP II, 10.73500%, (1-month USLIBOR +9.000%), 12/10/2018	12/18/2013 - 9/29/2017	3,275,659	3,340,793
6,250,000	[2]	KazMunaiGaz NV, 3.08500%, (1-month USLIBOR +1.850%), 3/31/2020	9/29/2016	6,204,583	6,250,000
6,000,000	[2]	L1E, 3.73667%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017	5,880,000	5,886,000
2,743,718	[2]	Nigerian Petro, 4.13444%, (3-month USLIBOR +3.750%), 6/15/2019	8/12/2013 - 11/05/2015	2,539,674	2,714,909
6,665,209	[2]	PT MaxPower, 8.79639%, (3-month USLIBOR +5.500%), 3/31/2020	6/10/2015 - 6/30/2017	6,600,011	5,358,828
201,923	[2]	PT Mitratama Perkasa, 7.11711%, (1-month USLIBOR +6.000%), 12/12/2017	6/27/2012	200,097	197,481
5,958,334	[2]	Rosneft Oil Co., 3.23500%, (1-month USLIBOR +2.000%), 6/27/2019	9/18/2017	5,960,486	5,949,396
3,976,263	[2]	SHT, 7.22875%, (1-month USLIBOR +6.000%), 9/30/2020	8/26/2014 - 9/07/2017	3,896,005	3,956,382
4,434,392	[2]	SNPC, 6.08889%, (1-month USLIBOR +4.900%), 3/4/2020	7/28/2015	4,434,392	4,445,478
4,551,470	[2]	Sonangol, 4.73278%, (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 - 4/03/2017	4,387,730	4,551,470
357,711	[2,3,4]	SV Oil & Natural Gas Ltd., 7.21956%, 9/14/2013	9/10/2009 - 6/07/2017	357,712	356,638
7,500,000	[2]	Yibal Export Pdo, 2.93083%, (1-month USLIBOR +1.600%), 6/29/2021	7/27/2016	7,426,750	7,488,750
		TOTAL			56,744,907
		Energy - Gas Distribution—1.1%
6,000,000	[2]	Golar Hilli Corp., 2.99219%, (6-month USLIBOR +1.600%), 1/29/2018	9/20/2017	6,000,000	5,985,000
		Energy - Integrated Energy—2.8%
4,000,000	[2]	INA Industrija Nafte DD, 2.95333%, (6-month USLIBOR +1.500%), 8/19/2019	12/27/2016	4,000,000	4,010,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Integrated Energy—continued
$3,161,120	[2]	Oando Insured, 9.83278%, (3-month USLIBOR +8.500%), 6/30/2019	7/21/2014 - 9/30/2016	$3,111,677	$3,161,120
1,354,766	[2]	Oando Uninsured, 9.83278%, (3-month USLIBOR +8.500%), 6/30/2019	7/21/2014 - 12/31/2015	1,347,702	1,349,347
6,000,000	[2]	Puma International Financing SA, 3.68722%, (1-month USLIBOR +2.450%), 5/13/2019	5/18/2015 - 6/23/2017	5,954,750	5,991,000
		TOTAL			14,511,467
		Energy - Oil Field Equipment & Services—0.6%
3,400,000	[2]	ADES, 5.80917%, (3-month USLIBOR +4.500%), 11/12/2020	11/19/2015	3,366,000	3,396,600
		Energy - Oil Refining and Marketing—1.9%
2,137,500	[2]	BB Energy, 3.02833%, (1-month USLIBOR +1.800%), 10/18/2017	10/13/2016 - 8/16/2017	2,137,500	2,137,500
6,750,000	[2]	Dangote, 5.70167%, (6-month USLIBOR +4.250%), 8/28/2020	6/20/2014	6,709,500	6,834,375
158,498		Pakistan, Government of, 4.16500%, 12/6/2018	9/27/2016 - 12/05/2016	158,499	158,498
2,065,253	[3,4,5]	Samir Energy II, 4.69722%, 12/31/2015	5/30/2014	2,057,288	1,033,659
		TOTAL			10,164,032
		Finance/Banks/Brokers—14.3%
5,000,000	[2]	Akbank TAS, 2.41670%, (6-month USLIBOR +1.000%), 12/29/2017	7/20/2017	5,000,000	5,000,000
5,000,000	[2]	Bahrain Is Bank, 3.03080%, (3-month USLIBOR +1.700%), 9/28/2018	9/27/2017	5,000,000	5,002,500
5,500,000	[2]	Banco Do Brasil S.A., 2.45778%, (3-month USLIBOR +1.125%), 6/29/2018	8/11/2017	5,500,000	5,508,250
5,000,000	[2]	Bank of India, 1.63444%, (1-month USLIBOR +0.400%), 12/4/2017	9/27/2017	5,000,000	4,997,500
1,141,831	[2]	BBVA Banco Frances SA, 2.57000%, (6-month USLIBOR +1.200%), 11/14/2017	6/23/2017	1,141,831	1,140,118
3,625,000	[2]	BPC Tranche B, 6.29639%, (6-month USLIBOR +5.000%), 11/30/2017	10/22/2014 - 3/31/2017	3,609,050	3,625,000
5,000,000	[2]	CFC Stanbic, 4.08600%, (6-month USLIBOR +2.650%), 3/31/2018	9/27/2017	5,000,000	5,002,500
4,000,000	[2]	Credit Bank of Moscow, 3.31720%, (3-month USLIBOR +2.000%), 12/7/2017	4/12/2017	4,000,000	4,000,000
765,766	[2]	Dhaka Bank Ltd., 2.90000%, (6-month USLIBOR +1.500%), 12/18/2017	6/30/2017	765,766	764,235
5,000,000	[2]	Finansbank AS, 2.42108%, (6-month USLIBOR +1.000%), 1/4/2018	7/24/2017	5,000,000	4,995,000
3,000,000	[2]	Garanti Bank LFC, 2.26694%, (3-month USLIBOR +0.950%), 11/30/2017	7/28/2017	2,998,500	3,004,500
3,333,333	[2]	Garanti Bankasi, 3.91444%, (3-month USLIBOR +2.600%), 11/24/2017	5/23/2016 - 12/01/2016	3,333,333	3,333,333
1,700,000	[2]	Itau Unibanco Holding SA, 2.36250%, (3-month USLIBOR +1.050%), 10/20/2017	6/22/2017	1,700,000	1,697,450
5,000,000	[2]	State Bank of India, 1.70361%, (3-month USLIBOR +0.400%), 1/5/2018	7/13/2017	5,000,000	4,987,500
4,683,672	[2]	Turk Ekonomi BK, 3.18290%, (12-month USLIBOR +1.450%), 11/10/2017	6/15/2017	4,630,678	4,664,938
5,000,000	[2]	Turk Vakif HSBC, 2.81667%, (3-month USLIBOR +1.280%), 12/15/2017	9/27/2017	5,000,000	4,997,500
1,625,000	[2]	Turk Vakifbank, 4.43322%, (6-month USLIBOR +3.000%), 12/21/2017	5/26/2016	1,625,000	1,622,563
4,000,000		Turkiye Is HSBC AS, 2.95752%, 1/2/2018	6/21/2017	3,937,249	3,974,000
1,923,077	[2]	Veb, 4.70500%, (6-month USLIBOR +3.250%), 1/31/2020	11/21/2013	1,923,077	1,916,346
1,800,000		Yapi Bank 2018, 2.93640%, 4/20/2018	9/28/2017	1,770,681	1,770,681
2,047,053		Yapi ve Kredi Bankasi A.S., 2.65086%, 12/6/2017	6/21/2017	2,026,969	2,037,841
1,140,000	[2]	Ziraat Bankasi, 2.99089%, (12-month USLIBOR +1.300%), 8/3/2018	9/27/2017	1,111,467	1,112,070
		TOTAL			75,153,825
		Foreign Sovereign—9.3%
5,000,000	[2]	Bank of Kigali Ltd., 7.41956%, (3-month USLIBOR +6.250%), 10/19/2021	9/27/2017	5,000,000	5,002,500
4,500,000	[2]	Bank of Lao, 5.68278%, (3-month USLIBOR +4.350%), 12/29/2019	11/30/2015	4,488,750	4,500,000
5,000,000		International Islamic Trade Finance Corp - TurkExim Bank, 3.00300%, 3/9/2018	2/24/2016	4,964,673	4,992,500
5,000,000		JSC Partnership, 5.73980%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	5,068,500	5,080,000
5,200,000	[2]	Kenya, Government of, 6.45600%, (6-month USLIBOR +5.000%), 4/18/2019	4/17/2017 - 4/27/2017	5,188,750	5,181,800
5,000,000	[2]	Kenya, Government of, 6.52760%, (6-month USLIBOR +5.200%), 4/28/2018	2/24/2016	4,964,673	4,992,500
4,000,000	[2]	Korea Development Bank, 1.82611%, (3-month USLIBOR +0.500%), 12/21/2017	6/20/2017	4,000,000	4,002,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$5,000,000	[2]	Ministry of Finance Tanzania, 6.64500%, (6-month USLIBOR +5.200%), 6/23/2022	7/20/2017	$5,000,000	$5,000,000
5,000,000	[2]	Ministry of Finance Zambia, 7.45600%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	5,000,000	5,005,000
5,000,000	[2]	National Bank of Egypt, 4.16822%, (6-month USLIBOR +2.750%), 6/4/2018	10/26/2015	4,889,000	4,967,500
		TOTAL			48,723,800
		Government Guarantee—1.9%
5,000,000	[2]	Trade Bank of Iraq, 4.76000%, (3-month USLIBOR +3.250%), 7/1/2019	7/13/2017	5,000,000	4,987,500
5,000,000	[2]	Turk Exim Bank, 2.51980%, (6-month USLIBOR +1.100%), 3/28/2018	9/27/2017	5,000,000	4,997,500
		TOTAL			9,985,000
		Services - Airlines—1.7%
3,851,852	[2]	Gulf Air BSC, 4.84400%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	3,853,296	3,855,704
5,000,000	[2]	Pakistan International Airlines, 4.38667%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	4,950,000	4,952,500
		TOTAL			8,808,204
		Services - Building & Construction—2.6%
4,204,927	[2]	CPC II, 6.58788%, (3-month USLIBOR +3.350%), 7/19/2018	4/29/2015 - 7/28/2017	4,204,927	4,188,107
1,808,025	[2]	CPC International, Inc., 3.28200%, (1-month USLIBOR +2.750%), 12/31/2017	6/06/2013 - 3/31/2017	1,808,026	1,808,025
7,500,000	[2]	IIF, 3.53000%, (2-month USLIBOR +2.210%), 6/19/2019	7/10/2014 - 6/16/2016	7,410,000	7,492,500
		TOTAL			13,488,632
		Services - Railroads—2.2%
2,009,640	[2]	Autopistas Urbanas SA (AUSA), 4.80070%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017	1,979,496	1,981,505
3,795,229	[2]	Eastcommtrans II, 6.81722%, (3-month USLIBOR +5.500%), 11/25/2019	6/24/2015 - 8/24/2015	3,726,902	3,793,331
5,777,778	[2]	Ethiopian Railway Corp., 5.10044%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	5,777,778	5,772,000
		TOTAL			11,546,836
		Services - Support-Services—1.3%
6,758,242	[2]	Airport International Group, 3.19000%, (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	6,320,759	6,775,138
		Services - Transportation Excluding Air/Rail—2.5%
6,370,000	[2]	Asyaport, 5.86544%, (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	6,370,000	6,382,740
3,500,000	[2]	Navig8V8, 3.57889%, (3-month USLIBOR +2.750%), 7/26/2018	7/27/2016	3,500,000	3,507,000
3,500,000	[2]	Navig8VL8, 3.57889%, (3-month USLIBOR +2.750%), 7/26/2018	7/27/2016	3,500,000	3,507,000
		TOTAL			13,396,740
		Sovereign—3.4%
7,500,000		Egypt, Government of, 3.38800%, 4/4/2018	1/30/2017 - 4/03/2017	7,500,000	7,507,500
199,543		Egypt, Government of, 3.94410%, (12-month USLIBOR +2.160%), 3/17/2020	7/17/2017 - 9/25/2017	199,543	199,344
4,326,266		Pakistan, Government of, 3.80930%, (12-month USLIBOR +2.220%), 9/30/2021	8/03/2017 - 9/29/2017	4,326,266	4,326,266
6,000,000	[2]	Sri Lanka, Government of, 3.45611%, (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017	5,976,315	5,982,000
		TOTAL			18,015,110
		Supranational—3.7%
7,000,000	[2]	Africa Finance Corp., 2.51417%, (3-month USLIBOR +1.200%), 2/2/2018	5/16/2016 - 7/27/2016	6,961,500	6,975,500
5,000,000	[2]	African Export-Import Bank (Afreximbank), 2.58083%, (3-month USLIBOR +1.250%), 5/8/2019	6/28/2017	4,967,500	4,970,000
7,500,000	[2]	PTA Bank, 3.45761%, (3-month USLIBOR +2.300%), 10/4/2018	1/30/2017 - 4/03/2017	7,500,000	7,507,500
		TOTAL			19,453,000
		Telecommunications - Fixed Line—0.8%
4,100,000	[2]	INT Towers, 5.40840%, (3-month USLIBOR +4.750%), 12/10/2021	2/17/2015 - 4/24/2017	4,070,000	4,069,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—4.1%
$2,269,440	[2]	Adani Power Ltd., 4.63278%, (3-month USLIBOR +3.300%), 6/29/2018	7/12/2013 - 10/10/2013	$2,151,378	$2,258,093
4,000,000	[2]	Casablanca & Giacote Solar PV Project, 4.06156%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	3,920,000	3,988,000
5,485,400	[2]	Egypt Electric, 5.42928%, (3-month USLIBOR +4.250%), 5/5/2020	12/11/2015 - 8/03/2017	5,450,105	5,438,774
350,000	[2]	Ministry of Finance Angola, 6.95583%, (6-month USLIBOR +5.500%), 3/15/2018	10/19/2015	294,000	346,500
7,500,000	[2]	Ministry of Finance Bangladesh, 6.38851%, (6-month USLIBOR +5.000%), 5/26/2019	1/30/2017 - 4/03/2017	7,500,000	7,507,500
2,250,000	[2]	MOF Angola Soyo, 6.83278%, (3-month USLIBOR +5.500%), 12/30/2019	3/29/2016	2,240,368	2,232,000
		TOTAL			21,770,867
		Utility Electric-Distribution/Transportation—1.0%
5,000,000	[2]	Cote D'Ivoire, Government of, 4.27561%, (2-month USLIBOR +3.000%), 11/30/2017	9/27/2017	5,000,000	5,002,500
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $473,849,457)			451,214,942
		INVESTMENT COMPANY—9.3%
49,110,301	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[8] (IDENTIFIED COST $49,113,785)			49,120,123
		TOTAL INVESTMENT IN SECURITIES—97.2% (IDENTIFIED COST $538,541,907)[9]			511,285,957
		OTHER ASSETS AND LIABILITIES - NET—2.8%[10]			14,461,611
		TOTAL NET ASSETS—100%			$525,747,568
1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $454,879,831, which represented 86.5% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	44,470,647
Purchases/Additions	213,211,602
Sales/Reductions	(208,571,948)
Balance of Shares Held 9/30/2017	49,110,301
Value	$49,120,123
Change in Unrealized Appreciation/Depreciation	$(5,500)
Net Realized Gain/(Loss)	$(5,627)
Dividend Income	$376,104
8	7-day net yield.
9	Also represents cost of investments for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$3,664,889	$3,664,889
Corporate Bonds	—	7,286,003	0	7,286,003
Trade Finance Agreements	—	—	451,214,942	451,214,942
Investment Companies	49,120,123	—	—	49,120,123
TOTAL SECURITIES	$49,120,123	$7,286,003	$454,879,831	$511,285,957
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. Although the majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists, a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists inputs being proprietary and not provided to the Fund, these investments are determined to be level 3 securities and management is not able to provide the unobservable inputs used in determining these valuations, such as yields and credit ratings. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees. See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Corporate Bonds	Investments in Trade Finance Agreements	Investments in Foreign Governments/ Agencies
Balance as of March 31, 2017	$4,729,861	$0	$422,423,461	$4,985,000
Accrued discount/premiums	57,223	(3)	624,760	—
Realized gain (loss)	23,255	—	(406,627)	—
Change in unrealized appreciation (depreciation)	21,217	3	(4,992,355)	—
Purchases	—	—	244,573,406	—
(Sales)	(1,166,667)	(—)	(215,992,703)	(—)
Security type transfer out	—	—	—	(4,985,000)
Security type transfer in	—	—	4,985,000	—
Balance as of September 30, 2017	3,664,889	0	451,214,942	—
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2017	$23,551	$3	$(4,738,870)	$—
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.21	$9.32	$9.37	$9.65	$9.77	$9.77
Income From Investment Operations:
Net investment income	0.20	0.39	0.38	0.37[1]	0.43	0.49[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	(0.11)	(0.06)	(0.27)	(0.10)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.28	0.32	0.10	0.33	0.50
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.37)	(0.38)	(0.43)	(0.46)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(0.02)	(0.04)
TOTAL DISTRIBUTIONS	(0.20)	(0.39)	(0.37)	(0.38)	(0.45)	(0.50)
Net Asset Value, End of Period	$9.11	$9.21	$9.32	$9.37	$9.65	$9.77
Total Return[2]	1.11%	3.04%	3.46%	1.04%	3.47%	5.30%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.18%	0.22%	0.16%	0.08%	0.00%[4]
Net investment income	4.24%[3]	4.24%	4.07%	3.90%	4.33%	5.02%
Expense waiver/reimbursement[5]	0.11%[3]	0.10%	0.12%	0.19%	0.16%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$525,748	$490,175	$486,124	$504,824	$464,440	$268,138
Portfolio turnover	27%	47%	47%	51%	65%	62%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser reimbursed all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2017 (unaudited)
Assets:
Investment in securities, at value including $49,120,123 of investment in an affiliated holding (identified cost $538,541,907)		$511,285,957
Cash		2,012,790
Income receivable		3,877,420
Receivable for investments sold		9,522,842
TOTAL ASSETS		526,699,009
Liabilities:
Payable for investments purchased	$357,349
Payable for drawdown fees	44,855
Income distribution payable	300,888
Payable for legal fees	139,177
Payable for portfolio accounting fees	80,228
Accrued expenses (Note 5)	28,944
TOTAL LIABILITIES		951,441
Net assets for 57,722,097 shares outstanding		$525,747,568
Net Assets Consist of:
Paid-in capital		$564,174,128
Net unrealized depreciation of investments		(27,255,950)
Accumulated net realized loss on investments and foreign currency transactions		(11,616,216)
Undistributed net investment income		445,606
TOTAL NET ASSETS		$525,747,568
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$525,747,568 ÷ 57,722,097 shares outstanding, no par value, unlimited shares authorized		$9.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2017 (unaudited)
Investment Income:
Interest			$11,041,864
Dividends received from affiliated holding			376,104
TOTAL INCOME			11,417,968
Expenses:
Investment adviser fee (Note 5)		$257,989
Custodian fees		11,614
Transfer agent fee		18,671
Directors'/Trustees' fees (Note 5)		6,311
Auditing fees		59,945
Legal fees		140,655
Portfolio accounting fees		178,507
Share registration costs		165
Printing and postage		7,947
Risk insurance expense (Note 5)		59,051
Miscellaneous (Note 5)		5,377
TOTAL EXPENSES		746,232
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(257,989)
Reimbursement of other operating expenses (Note 5)	(16,325)
TOTAL WAIVER AND REIMBURSEMENTS		(274,314)
Net expenses			471,918
Net investment income			10,946,050
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(5,627) on sales of investments in an affiliated holding)			(410,739)
Net realized loss on foreign currency and foreign currency related transactions			(5,942)
Net change in unrealized depreciation of investments (including change in unrealized appreciation of $(5,500) on investments in an affiliated holding)			(5,000,577)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency			6
Net realized and unrealized loss on investments and foreign currency transactions			(5,417,252)
Change in net assets resulting from operations			$5,528,798
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2017	Year Ended 3/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,946,050	$21,654,425
Net realized loss on investments and foreign currency transactions	(416,681)	(965,559)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(5,000,571)	(5,412,283)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,528,798	15,276,583
Distributions to Shareholders:
Distributions from net investment income	(11,289,148)	(21,480,642)
Share Transactions:
Proceeds from sale of shares	36,553,618	82,940,808
Net asset value of shares issued to shareholders in payment of distributions declared	9,514,334	19,170,132
Cost of shares redeemed	(4,735,200)	(91,855,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,332,752	10,255,129
Change in net assets	35,572,402	4,051,070
Net Assets:
Beginning of period	490,175,166	486,124,096
End of period (including undistributed net investment income of $445,606 and $788,704, respectively)	$525,747,568	$490,175,166
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2017
Operating Activities:
Change in net assets resulting from operations	$5,528,798
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(244,573,403)
Proceeds from disposition of investment securities	217,630,970
Purchase of short-term investments, net	(4,647,262)
Amortization of premium/discount, net	(638,131)
Increase in income receivable	(426,416)
Decrease in prepaid expenses	39,319
Increase in receivable for investments sold	(6,948,549)
Increase in payable for investments purchased	199,777
Increase in drawdown fees	44,855
Increase in accrued expenses	24,185
Net realized loss on investments	410,739
Net realized loss on foreign currency and foreign currency related transactions	5,942
Change in unrealized depreciation of investments	5,000,577
Change in unrealized depreciation of translation of assets and liabilities in foreign currency	(6)
NET CASH USED BY OPERATING ACTIVITIES	(28,348,605)
Financing Activities:
Proceeds from shares sold	36,553,618
Payments of shares redeemed	(4,735,200)
Distributions paid in cash	(1,663,192)
NET CASH PROVIDED BY FINANCING ACTIVITIES	30,155,226
Net increase in cash	1,806,621
Cash at beginning period	206,169
Cash at end of period	$2,012,790
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $9,514,334.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2017 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933 (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Semi-Annual Shareholder Report

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursements of $274,314 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2017	Year Ended 3/31/2017
Shares sold	3,978,467	8,916,042
Shares issued to shareholders in payment of distributions declared	1,037,637	2,060,830
Shares redeemed	(516,292)	(9,888,731)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,499,812	1,088,141
4. FEDERAL TAX INFORMATION
At September 30, 2017, the cost of investments for federal tax purposes was $538,541,907. The net unrealized depreciation of investments for federal tax purposes was $27,255,950. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,481,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,737,487.
At March 31, 2017, the Fund had a capital loss carryforward of $10,885,665 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,387,776	$9,497,889	$10,885,665
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights excluding fees and expenses that may be charged by the Adviser and its affiliates, operating expenses associated with premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund's shares (after the voluntarily waivers and reimbursements) will not exceed 0.15% of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2017, the Adviser voluntarily waived $219,607 of its fee and voluntarily reimbursed $16,325 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2017, the Adviser reimbursed $38,382.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2017, the Sub-Adviser earned a fee of $1,006,157.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of September 30, 2017, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2017, were as follows:
Purchases	$103,098,241
Sales	$92,852,794
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At September 30, 2017, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	10.80%
Indonesia	5.80%
Egypt	5.30%
Kenya	5.20%
Nigeria	4.60%
Russia	4.50%
Angola	3.60%
Brazil	3.50%
Tanzania, United Republic Of	3.20%
India	2.50%
Saudi Arabia	2.50%
Argentina	2.40%
Kazakhstan	2.20%
Pakistan	1.80%
Bahrain	1.70%
Bangladesh	1.60%
Oman	1.40%
France	1.30%
Jordan	1.30%
Singapore	1.30%
Cameroon, United Republic Of	1.10%
Ethiopia	1.10%
Germany, Federal Republic of	1.10%
Sri Lanka	1.10%
Georgia	1.00%
Ivory Coast	1.00%
Rwanda	1.00%
Zambia	1.00%
Gabon	0.90%
Iraq	0.90%
Lao Peoples Democratic Republic	0.90%
Chad	0.80%
Congo	0.80%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Croatia	0.80%
Kampuchea, Democratic	0.80%
Korea, Republic Of	0.80%
Kuwait	0.80%
Uruguay	0.80%
Cayman Islands	0.70%
Paraguay	0.60%
Botswana	0.50%
Mongolia	0.50%
Lebanon	0.40%
United Arab Emerates	0.40%
Colombia	0.30%
Macau	0.20%
United Kingdom	0.00%
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the six months ended September 30, 2017, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual	$1,000.00	$1,011.10	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	$0.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Project and Trade Finance Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Although Federated Investment Management Company (the “Adviser”) charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. However, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in
Semi-Annual Shareholder Report

terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of expenses, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103

41216 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017